Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Inventories Abstract
Raw materials	$ 1,971	$ 4,395
Finished goods	2,401	2,390
Less: write-down of obsolete inventories	(748)	(652)
Total inventories	$ 3,624	$ 6,133